FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31,2020
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	18,430	—	18,430
Long-term investments:
Convertible bonds	—	31,218	—	31,218
Redeemable preferred shares	—	38,499	1,934	40,433
Total:	—	88,147	1,934	90,081

	As of December 31, 2021
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	19,351	—	19,351
Long-term investments:
Convertible bonds	—	43,055	—	43,055
Redeemable preferred shares	—	—	65,393	65,393
Equity securities with readily determinable fair value	—	31,669	—	31,669
Total:	—	94,075	65,393	159,468

Schedule of reconciliation of the fair value measurements of assets using significant unobservable inputs

Level 3 investments
RMB
Balance as of January 1, 2020	—
Transfer from level 2	39,212
Unrealized loss	(37,278)
Balance as of December 31, 2020	1,934
Initial recognition	24,960
Transfer from level 2	38,499
Balance as of December 31, 2021	65,393